Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 9: Property, Plant and Equipment

The carrying values of property, plant and equipment were as follows:

	December 31,
	2015	2014
	(In thousands)
Land and land improvements	$29,235	$31,879
Buildings and leasehold improvements	135,154	131,534
Machinery and equipment	483,773	472,543
Computer equipment and software	112,888	96,546
Construction in process	28,274	33,726

Gross property, plant and equipment	789,324	766,228
Accumulated depreciation	(478,695)	(449,843)

Net property, plant and equipment	$310,629	$316,385

Disposals

During 2015, we sold certain property, plant and equipment of the Industrial Connectivity segment for $0.4 million and recognized a $0.3 million loss on the sale.

During 2014, we sold certain property, plant and equipment of the Broadcast segment for $1.9 million. There was no gain or loss on the sale.

During 2013, we sold certain real estate of the Broadcast segment for $1.0 million and recognized a $0.3 million loss on the sale. We also sold certain real estate of the Enterprise Connectivity segment for $2.1 million. There was no gain or loss on the sale.

Impairment

We did not recognize any impairment losses in 2015, 2014, or 2013.

Depreciation Expense

We recognized depreciation expense in income from continuing operations of $46.6 million, $43.7 million, and $43.6 million in 2015, 2014, and 2013, respectively.